Related Party Transactions - Summary of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Share-based payments	$ 476	$ 672
Termination benefits	385
Key management personnel compensation	2,313	2,561
Salaries and Benefits
Disclosure Of Transactions Between Related Parties [Line Items]
Key management compensation	1,065	881
Bonuses
Disclosure Of Transactions Between Related Parties [Line Items]
Key management compensation	$ 387	$ 1,008